SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - April Note - Sponsor - Apollo Strategic Growth Capital	Apr. 01, 2022 USD ($)
Subsequent Event [Line Items]
Aggregate principal amount	$ 1,500,000
Interest rate per annum	0.13%